Administrative and Offering Expenses (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Administrative And Offering Expenses
Description of administrative fees			Up to 1/12th of 0.95% of the Fund's month-end net asset value		Up to 1/12th of 0.95% of the Fund’s month-end net asset value
Administrative expenses - General Partner	$ 250,755	$ 236,494	$ 508,752	$ 519,454	$ 909,095	$ 791,912
Administrative expenses excess of limitation - General Partner	183,478	132,335	367,567	299,065	513,063	206,541
Administrative expenses payable - general partner	21,490		21,490		26,737	40,089
Description of offering expenses			Up to 1/12th of 0.75% of the Fund's month-end net asset value pro rata for each Series of Units		Up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units
Offering expenses - General Partner	77,021	115,578	158,499	232,157	487,245	537,508
Exceeding offering expense excess of limitation - General Partner	29,753	41,159	59,337	72,341	202,363	85,900
Offering expenses payable - general partner	$ 15,297		$ 15,297		$ 19,163	$ 30,206